Financial Derivative Contracts and Hedge Accounting	6 Months Ended
Jun. 30, 2021
Text block [Abstract]
Financial Derivative Contracts and Hedge Accounting

Note 4 - Financial Derivative Contracts and Hedge Accounting

a)	Total derivative contracts portfolio

The Bank and subsidiaries measures their derivative financial instruments at its fair value. In addition, the following derivative financial instruments for hedge accounting and trading purposes, which, in order to capture the credit risk in the valuation, are adjusted to reflect the CVA (Credit Value Adjustment) and DVA (Debit Value Adjustment). The detail of these instruments is presented below:

	As of June 30, 2021		As of December 31, 2020
	Assets	Liabilities	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedge accounting	86,410	73,907	306,472	162,450
Derivatives held for trading	2,501,693	2,304,014	3,676,331	3,511,141
Totals	2,588,103	2,377,921	3,982,803	3,673,591

a.1) Financial derivative assets

	As of June 30, 2021
	Notional
		Between 3 months
	Up to 3 months	and 1 year	Over 1 year	Fair value
	MCh$	MCh$	MCh$	MCh$
Currency forwards	5,494,373	2,145,176	438,308	191,385
Currency swaps	292,322	1,345,106	8,617,676	834,442
Interest rate swaps	2,903,393	4,791,629	26,308,236	1,561,620
Call currency options	15,720	10,574	—	498
Put currency options	3,935	5,354	—	158
Totals	8,709,743	8,297,839	35,364,220	2,588,103

	As of December 31, 2020
	Notional
		Between 3 months
	Up to 3 months	and 1 year	Over 1 year	Fair value
	MCh$	MCh$	MCh$	MCh$
Currency forwards	7,882,839	2,358,854	417,178	472,208
Currency swaps	246,599	932,372	8,656,771	938,762
Interest rate swaps	3,828,930	6,424,682	26,020,406	2,570,553
Call currency options	13,402	15,483	—	195
Put currency options	7,797	10,514	—	1,085
Totals	11,979,567	9,741,905	35,094,355	3,982,803

Note 4 - Financial Derivative Contracts and Hedge Accounting, continued

a.2) Financial derivative liabilities

	As of June 30, 2021
	Notional
		Between 3 months
	Up to 3 months	and 1 year	Over 1 year	Fair value
	MCh$	MCh$	MCh$	MCh$
Currency forwards	4,534,735	3,686,172	1,840,657	175,051
Currency swaps	236,597	1,193,334	7,964,413	671,692
Interest rate swaps	2,224,111	5,804,777	26,720,991	1,530,003
Call currency options	7,375	10,084	—	928
Put currency options	6,624	4,510	—	247
Totals	7,009,442	10,698,877	36,526,061	2,377,921

	As of December 31, 2020
	Notional
		Between 3 months
	Up to 3 months	and 1 year	Over 1 year	Fair value
	MCh$	MCh$	MCh$	MCh$
Currency forwards	7,913,739	1,989,333	935,565	433,863
Currency swaps	335,192	953,275	7,480,516	775,122
Interest rate swaps	3,509,633	6,205,021	27,404,647	2,463,249
Call currency options	9,434	15,404	—	271
Put currency options	5,753	5,786	—	1,086
Totals	11,773,751	9,168,819	35,820,728	3,673,591

Note 4 - Financial Derivative Contracts and Hedge Accounting, continued

a.3) Portfolio detail

As of June 30, 2021 and as of December 31, 2020, the portfolio of financial derivative instruments held for hedge accounting and trading purposes is as follows:

	As of June 30, 2021
	Notional			Fair value
		Between 3
		months and
	Up to 3 months	1 year	Over 1 year	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedge accounting	792,339	2,296,575	2,970,766	86,410	73,907
Fair value hedge
Currency forwards
Currency swaps			76,711	14,926
Interest rate swaps	194,310	1,188	1,950,827	44,120	43,525
Subtotals	194,310	1,188	2,027,538	59,046	43,525
Cash flow hedge
Currency forwards	461,819	2,131,634	912,092	24,827	25,424
Currency swaps
Interest rate swaps		44,348	31,136	1,932	111
Subtotals	461,819	2,175,982	943,228	26,759	25,535
Hedge of net investment in a foreign operation
Currency forwards	136,210	119,405		605	4,847
Subtotals	136,210	119,405	—	605	4,847

Derivatives held for trading	14,926,846	16,700,141	68,919,515	2,501,693	2,304,014
Currency forwards	9,431,079	3,580,309	1,366,873	165,953	144,780
Currency swaps	528,919	2,538,440	16,505,378	819,516	671,692
Interest rate swaps	4,933,194	10,550,870	51,047,264	1,515,568	1,486,367
Call currency options	23,095	20,658	—	498	928
Put currency options	10,559	9,864	—	158	247
Subtotals	14,926,846	16,700,141	68,919,515	2,501,693	2,304,014
Totals	15,719,185	18,996,716	71,890,281	2,588,103	2,377,921

Note 4 - Financial Derivative Contracts and Hedge Accounting, continued

	As of December 31, 2020
	Notional			Fair value
		Between 3
		months and
	Up to 3 months	1 year	Over 1 year	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedge accounting	3,704,562	965,569	2,261,626	306,472	162,450
Fair value hedge
Currency forwards	—	—	—	—	—
Currency swaps	—	—	74,894	9,666	—
Interest rate swaps	—	201,193	1,960,759	203,913	61,705
Subtotals	—	201,193	2,035,653	213,579	61,705
Cash flow hedge
Currency forwards	1,657,848	716,842	178,107	3,919	33,112
Currency swaps	—	—	—	—	—
Interest rate swaps	4,000	29,233	47,866	2,094	238
Subtotals	1,661,848	746,075	225,973	6,013	33,350
Hedge of net investment in a foreign operation
Currency forwards	2,042,714	18,301	—	86,880	67,395
Subtotal	2,042,714	18,301	—	86,880	67,395

Derivatives held for trading	20,048,756	17,945,155	68,653,457	3,676,331	3,511,141
Currency forwards	12,096,016	3,613,044	1,174,636	381,409	333,356
Currency swaps	581,791	1,885,647	16,062,393	929,096	775,122
Interest rate swaps	7,334,563	12,399,277	51,416,428	2,364,546	2,401,306
Call currency options	22,836	30,887	—	195	271
Put currency options	13,550	16,300	—	1,085	1,086
Subtotals	20,048,756	17,945,155	68,653,457	3,676,331	3,511,141
Totals	23,753,318	18,910,724	70,915,083	3,982,803	3,673,591